Revenues and Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Disaggregation Of Revenue [Abstract]
Schedule of Disaggregation of Revenue	disaggregated revenues by types were as follows:
	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Disaggregation of revenues
Revenue by types:
Gross revenues:
Degree- or diploma-oriented post-secondary courses	1,814,178	2,021,990	1,904,957
Professional certification preparation and professional skills courses	161,366	155,370	268,118
Subtotal Online educational courses	1,975,544	2,177,360	2,173,075
Commissions	6,374	15,381	19,985
Others	587	8,100	11,286
Total revenues	1,982,505	2,200,841	2,204,346
Less: sales tax and surcharges	(8,520)	(6,939)	(555)
Total net revenues	1,973,985	2,193,902	2,203,791

Schedule of Movements of the Deferred Revenue

The movements of the deferred revenue for the years ended December 31, 2019 and 2020 were as follows (1):

	As of December 31,
	2019	2020
	RMB	RMB
Beginning balance (current and noncurrent)	3,286,025	3,228,770
Additions	2,236,638	2,246,023
Deductions	(2,293,893)	(2,450,350)
Ending balance (current and noncurrent)	3,228,770	3,024,443
Deferred revenue, current	1,670,076	1,463,165
Deferred revenue, non-current	1,558,694	1,561,278

(1)	Amounts presented are inclusive of VAT (see VAT in Note 2).